Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest	$ 94.6	$ 146.8
Unrealized loss on CCS - interest and interest derivative contracts	14.5	23.6
Interest expense	$ 109.1	$ 170.4